Average Annual Total Returns - Transamerica QS Investors Active Asset Allocation - Conservative VP	Initial 1 Year	Initial 5 Years	Initial Since Inception	Initial Inception Date	Service 1 Year	Service 5 Years	Service Since Inception	Service Inception Date	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Since Inception		Transamerica QS Investors Active Asset Allocation – Conservative VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica QS Investors Active Asset Allocation – Conservative VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Transamerica QS Investors Active Asset Allocation – Conservative VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	6.99%	5.99%	4.63%	May 01, 2011	6.65%	5.72%	4.37%	May 01, 2011	7.51%	4.44%	3.79%	20.89%	[1]	15.43%	[1]	13.22%	[1]	11.95%	[2]	7.92%	[2]	6.47%	[2]

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]	The Transamerica QS Investors Active Asset Allocation – Conservative VP Blended Benchmark consists of the following: Bloomberg Barclays US Aggregate Bond Index, 65%, Russell 3000®Index, 25%, and FTSE All-World Index ex-U.S., 10%.